Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	[1]	$ 53,205	$ 63,463	$ 54,493
Cost of revenue		(49,289)	(59,020)	(51,667)
Gross profit		3,916	4,443	2,826
Other income		12	13	838
Allowance for credit loss on accounts receivable		(13)	(1,347)	(531)
Administrative expenses		(2,227)	(877)	(932)
Profit from operations		1,688	2,232	2,201
Finance costs		(549)	(322)	(169)
Profit before taxation		1,139	1,910	2,032
Income tax expense		(241)	(141)	(362)
Net income		898	1,769	1,670
Other comprehensive income
Exchange difference on translation of foreign operations		44	28	7
Total comprehensive income attributable to shareholders		$ 942	$ 1,797	$ 1,677
Net income per share attributable to shareholders
Basic (in Dollars per share)		$ 8	$ 16	$ 15
Diluted (in Dollars per share)		$ 8	$ 16	$ 15
Weighted average number of ordinary shares used in computing net income per share
Basic (in Shares)		11,686,301	11,250,000	11,250,000
Diluted (in Shares)		11,686,301	11,250,000	11,250,000

[1]	Revenue from the provision of construction services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for the satisfaction of the construction services. A certain percentage of payments is retained by customers until the end of the retention period, as the Group’s entitlement to the final payment is conditional on the satisfaction of the service quality by the customers over a certain period, as stipulated in the contracts.